LONG-TERM DEBT - Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LONG-TERM DEBT
Interest on Notes	$ 77,739	$ 91,147
Stand-by fees on credit facilities	5,107	5,862
Amortization of credit facilities, financing and note issuance costs	3,594	2,800
Interest on Credit Facility	5,304	1,270
Accretion expense on reclamation provisions	3,502	5,715
Interest on lease obligations, other interest and penalties	2,684	2,336
Interest capitalized to assets under construction	(2,796)	(4,048)
Total finance costs	$ 95,134	$ 105,082
Capitalization rate (as a percent)	1.18%	1.31%